Financial instruments - Fair value and risk management - Derivative financial instruments designated in cash flow hedges (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ 170.7	€ (51.1)	€ 1,396.3
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	60.3	269.6	337.5
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	83.6	(38.2)	105.6
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net		3.6	4.5
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ 26.8	€ (286.1)	€ 948.7